Note 1 - Business	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.
     Business

Sun BioPharma, Inc. and its wholly-owned subsidiary Sun BioPharma Australia Pty Ltd. (collectively “we,” “us,” “our,” and the “Company”) exist for the primary purpose of advancing the commercial development of a proprietary polyamine analogue for the treatment of patients with pancreatic cancer. We have exclusively licensed the worldwide rights to this compound, which has been designated as SBP-
101,
from the University of Florida Research Foundation, Inc. (“UFRF”).

1.	Business

Sun BioPharma, Inc. and its wholly owned subsidiary Sun BioPharma Australia Pty Ltd. (collectively “we,” “us,” “our,” and the “Company”) exist for the primary purpose of advancing the commercial development of a proprietary polyamine analogue for pancreatic cancer. We have exclusively licensed the worldwide rights to this compound, which has been designated as SBP-
101,
from the University of Florida Research Foundation, Inc. (“UFRF”). Sun BioPharma, Inc. was incorporated under the laws of the State of Delaware on
September
21,
2011.
Sun BioPharma Australia Pty Ltd was established on
May 24, 2013
and incorporated under the laws of Australian Securities and Investments Commission.